Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000217028 | United States Treasury Bill, 3.6100, 2026-07-21
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000217028 | United States Treasury Bill, 2.8900, 2026-05-05
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000217028 | United States Treasury Bill, 3.3200, 2026-05-12
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000217028 | United States Treasury Bill, 3.6100, 2026-07-14
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000217028 | United States Treasury Bill, 3.5400, 2026-06-02
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000217028 | United States Treasury Bill, 3.5600, 2026-06-09
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000217028 | United States Treasury Bill, 3.5000, 2026-05-26
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000217028 | United States Treasury Bill, 3.6200, 2026-06-23
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000217028 | United States Treasury Bill, 3.6300, 2026-06-30
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000217028 | United States Treasury Bill, 3.6200, 2026-07-07
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000217028 | 262006208Money Market
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000217028 | 912797UR6U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	86.60%
C000217028 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000217028 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000217027 | United States Treasury Bill, 3.6100, 2026-07-21
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000217027 | United States Treasury Bill, 2.8900, 2026-05-05
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000217027 | United States Treasury Bill, 3.3200, 2026-05-12
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000217027 | United States Treasury Bill, 3.6100, 2026-07-14
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000217027 | United States Treasury Bill, 3.5400, 2026-06-02
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000217027 | United States Treasury Bill, 3.5600, 2026-06-09
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000217027 | United States Treasury Bill, 3.5000, 2026-05-26
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000217027 | United States Treasury Bill, 3.6200, 2026-06-23
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000217027 | United States Treasury Bill, 3.6300, 2026-06-30
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000217027 | United States Treasury Bill, 3.6200, 2026-07-07
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000217027 | 262006208Money Market
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000217027 | 912797UR6U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	86.60%
C000217027 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000217027 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	94.80%